Document and Entity Information Document	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	GUARDANT HEALTH, INC.
Entity Central Index Key	0001576280
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38683
Entity Tax Identification Number	45-4139254
Entity Address, Address Line One	3100 Hanover Street
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304
City Area Code	855
Local Phone Number	698-8887
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	GH
Security Exchange Name	NASDAQ